Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Effects of Reinsurance
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct(1)	$1,868,709	$1,903,865	$1,923,708
Assumed	776	162	184
Ceded(1)	(1,604,277)	(1,719,569)	(1,831,716)
Net premiums(1)	265,208	184,458	92,176
Policy charges and fee income:
Direct(1)	3,034,193	3,348,259	3,491,735
Assumed(1)	594,622	565,814	587,466
Ceded(1)	(2,398,214)	(2,613,978)	(3,454,881)
Net policy charges and fee income(1)	1,230,601	1,300,095	624,320
Net investment income:
Direct	920,674	555,404	372,822
Assumed	1,513	1,049	1,579
Ceded	(38,186)	(6,218)	(7,051)
Net investment income	884,001	550,235	367,350
Asset administration fees:
Direct	351,600	403,359	360,438
Assumed	0	0	0
Ceded	(67,418)	(201,182)	(341,300)
Net asset administration fees	284,182	202,177	19,138
Other income (loss):
Direct	(731,796)	227,035	78,445
Assumed	271	(66)	(1)
Ceded(1)	80,056	35,451	165
Amortization of reinsurance income(1)	0	0	4,647
Net other income(1)	(651,469)	262,420	83,256

Realized investment gains (losses), net:
Direct(1)(2)	497,016	(388,914)	(3,593,799)
Assumed(1)(2)	(244,000)	12,592	0
Ceded(1)(2)	83,366	(10,572)	3,530,823
Realized investment gains (losses), net(1)	336,382	(386,894)	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss):
Direct(1)	(181,260)	9,096,963	0
Ceded(1)	(519,321)	(13,319,493)	0
Net change in value of market risk benefits, net of related hedging gain (loss)(1)	(700,581)	(4,222,530)	0
Policyholders’ benefits (including change in reserves):
Direct(1)	3,362,353	3,215,531	3,584,011
Assumed(1)	1,107,436	905,325	1,055,277
Ceded(1)	(4,011,416)	(4,038,146)	(4,341,139)
Net policyholders’ benefits (including change in reserves)(1)	458,373	82,710	298,149
Change in estimates of liability for future policy benefits:
Direct(1)	1,716,983	99,202	0
Assumed(1)	679,863	(16,166)	0
Ceded(1)	(2,341,747)	(56,028)	0
Net change in estimates of liability for future policy benefits(1)	55,099	27,008	0
Interest credited to policyholders’ account balances:
Direct(1)	805,411	525,038	536,886
Assumed	74,402	138,202	136,153
Ceded(1)	(434,598)	(814,629)	(439,664)
Net interest credited to policyholders’ account balances(1)	445,215	(151,389)	233,375
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(1)	(150,374)	(2,195,677)	(1,589,113)
(1)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Prior period has been reclassified to conform to the current period presentation to include reinsurance agreements using the deposit method of accounting.
Unaffiliated reinsurance assumed and ceded amounts included in the table above and in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021(1)	2020(1)
	(in thousands)
Premiums:
Assumed(2)	$149	$162	$184
Ceded(2)	(42,721)	(26,143)	(10,526)

Policy charges and fee income:
Assumed	2,113	0	0
Ceded	(81,781)	(65,451)	(53,871)

Net investment income:
Ceded	10,802	687	0

Other income (loss):
Assumed	270	(68)	1
Ceded(2)	3,243	0	0

Realized investment gains (losses), net:
Assumed(2)	778,620	0	0
Ceded(2)	82,386	80,540	73,108

Change in value of market risk benefits, net of related hedging gain (loss):
Ceded(2)	(120,663)	(130,654)	0

Policyholders' benefits (including change in reserves):
Assumed	2,566	429	949
Ceded(2)	(94,402)	(186,927)	(69,720)

Change in estimates of liability for future policy benefits:
Ceded(2)	(6,824)	0	0

Interest credited to policyholders' account balances:
Assumed	(95,285)	0	0
(1)Prior period has been reclassified to conform to the current period presentation.
(2)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Deferred Policy Acquisition Costs
The following tables show a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Fixed Annuities	Variable Annuities	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, January 1, 2021	$0	$0	$462,099	$2,030,983	$2,493,082
Capitalization	576	32,590	168,760	653,864	855,790
Amortization expense	(1,008)	(146,952)	(53,775)	(123,860)	(325,595)
Other(1)	84,913	3,921,094	0	24	4,006,031
Balance, December 31, 2021	$84,481	$3,806,732	$577,084	$2,561,011	$7,029,308
Capitalization	31,494	270,864	127,541	532,678	962,577
Amortization expense	(13,724)	(341,142)	(55,423)	(109,987)	(520,276)
Other(2)	0	0	(365)	(540,819)	(541,184)
Balance, December 31, 2022	$102,251	$3,736,454	$648,837	$2,442,883	$6,930,425
(1)    Includes the impact of the 2021 Variable Annuities Recapture as well as the assuming of DAC upon Affiliated Reinsurance Agreement with FLIAC within Fixed Annuities. See Note 1 and Note 11 for additional information.
(2)    Includes the impact of the reinsurance agreement with Lotus Re. See Note 11 for additional information.

2020
(in thousands)
Balance, beginning of year	$1,855,698
Capitalization of commissions, sales and issue expenses	758,469
Amortization-Impact of assumption and experience unlocking and true-ups	(27,844)
Amortization-All other	(112,718)
Change due to unrealized investment gains and losses	(39,861)
Other(1)	192
Balance, end of year	2,433,936
Transition adjustments(2)	59,146
Balance after transition, January 1, 2021	$2,493,082
(1)    Represents the impact of the January 1, 2020 adoption of ASU 2016-13.
(2)    Adjustments for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Liability for Future Policy Benefit (DRL, DRG, Benefit Reserves, DPL, and Additional Insurance Reserves)
The balances of and changes in Benefit Reserves as of and for the periods indicated consist of the three tables presented below: Present Value of Expected Net Premiums rollforward, Present Value of Expected Future Policy Benefits rollforward, and Net Liability for Future Policy Benefits.

	December 31, 2022
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$12,485,056	$0	$12,485,056
Effect of cumulative changes in discount rate assumptions, beginning of period	(1,826,120)	0	(1,826,120)
Balance at original discount rate, beginning of period	10,658,936	0	10,658,936
Effect of assumption update	1,295,294	0	1,295,294
Effect of actual variances from expected experience and other activity	(112,661)	(1,143)	(113,804)
Adjusted balance, beginning of period	11,841,569	(1,143)	11,840,426
Issuances	439,874	30,469	470,343
Net premiums / considerations collected	(1,339,902)	(29,326)	(1,369,228)
Interest accrual	525,149	0	525,149
Balance at original discount rate, end of period	11,466,690	0	11,466,690
Effect of cumulative changes in discount rate assumptions, end of period	(554,896)	0	(554,896)
Balance, end of period	$10,911,794	$0	$10,911,794

	December 31, 2022
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$20,937,097	$237,065	$21,174,162
Effect of cumulative changes in discount rate assumptions, beginning of period	(3,607,275)	(16,704)	(3,623,979)
Balance at original discount rate, beginning of period	17,329,822	220,361	17,550,183
Effect of assumption update	1,756,995	0	1,756,995
Effect of actual variances from expected experience and other activity	(206,175)	(1,639)	(207,814)
Adjusted balance, beginning of period	18,880,642	218,722	19,099,364
Issuances	439,874	30,469	470,343
Interest accrual	888,525	7,836	896,361
Benefit payments	(1,416,823)	(27,138)	(1,443,961)
Other adjustments	5,068	(286)	4,782
Balance at original discount rate, end of period	18,797,286	229,603	19,026,889
Effect of cumulative changes in discount rate assumptions, end of period	(962,035)	(24,876)	(986,911)
Balance, end of period	$17,835,251	$204,727	$18,039,978
Other, end of period			2,127
Total balance, end of period			$18,042,105

	December 31, 2022
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$6,923,457	$204,727	$7,128,184
Flooring impact, end of period	0	0	0
Balance, end of period, post-flooring	6,923,457	204,727	7,128,184
Less: Reinsurance recoverable	6,497,257	16,460	6,513,717
Balance after reinsurance recoverable, end of period, post-flooring	$426,200	$188,267	$614,467

	December 31, 2021
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$12,791,701	$0	$12,791,701
Effect of cumulative changes in discount rate assumptions, beginning of period	(2,461,823)	0	(2,461,823)
Balance at original discount rate, beginning of period	10,329,878	0	10,329,878
Effect of assumption update	39,089	0	39,089
Effect of actual variances from expected experience and other activity	246,712	0	246,712
Adjusted balance, beginning of period	10,615,679	0	10,615,679
Issuances	747,703	29,700	777,403
Net premiums / considerations collected	(1,193,642)	(29,700)	(1,223,342)
Interest accrual	489,196	0	489,196
Balance at original discount rate, end of period	10,658,936	0	10,658,936
Effect of cumulative changes in discount rate assumptions, end of period	1,826,120	0	1,826,120
Balance, end of period	$12,485,056	$0	$12,485,056

	December 31, 2021
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$21,897,943	$237,094	$22,135,037
Effect of cumulative changes in discount rate assumptions, beginning of period	(4,893,834)	(27,090)	(4,920,924)
Balance at original discount rate, beginning of period	17,004,109	210,004	17,214,113
Effect of assumption update	40,236	0	40,236
Effect of actual variances from expected experience and other activity	268,005	(1,422)	266,583
Adjusted balance, beginning of period	17,312,350	208,582	17,520,932
Issuances	747,703	29,700	777,403
Interest accrual	832,663	7,454	840,117
Benefit payments	(1,566,091)	(25,328)	(1,591,419)
Other adjustments	3,197	(47)	3,150
Balance at original discount rate, end of period	17,329,822	220,361	17,550,183
Effect of cumulative changes in discount rate assumptions, end of period	3,607,275	16,704	3,623,979
Balance, end of period	$20,937,097	$237,065	$21,174,162
Other, end of period			2,902
Total balance, end of period			$21,177,064

	December 31, 2021
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$8,452,041	$237,065	$8,689,106
Flooring impact, end of period	951	0	951
Balance, end of period, post-flooring	8,452,992	237,065	8,690,057
Less: Reinsurance recoverable	7,855,802	19,314	7,875,116
Balance after reinsurance recoverable, end of period, post-flooring	$597,190	$217,751	$814,941

The following tables provide supplemental information related to the balances of and changes in Benefit Reserves included in the disaggregated tables above, on a gross (direct and assumed) basis, as of and for the periods indicated:

	December 31, 2022
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$22,223,836	$0
Discounted expected future gross premiums (at original discount rate)	$15,322,180	$0
Discounted expected future gross premiums (at current discount rate)	$14,587,657	$0
Undiscounted expected future benefits and expenses	$29,330,574	$306,286
Interest accrual	$363,375	$7,836
Gross premiums	$1,831,360	$32,105
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	10	6
Weighted-average interest rate (at original discount rate)	5.23%	3.60%
Weighted-average interest rate (at current discount rate)	5.39%	5.33%

	December 31, 2021
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$24,005,621	$0
Discounted expected future gross premiums (at original discount rate)	$16,246,950	$0
Discounted expected future gross premiums (at current discount rate)	$19,102,730	$0
Undiscounted expected future benefits and expenses	$27,127,403	$293,095
Interest accrual	$343,467	$7,454
Gross premiums	$1,822,261	$35,672
Weighted-average duration of the liability in years (at original discount rate)	10	7
Weighted-average duration of the liability in years (at current discount rate)	11	7
Weighted-average interest rate (at original discount rate)	5.30%	3.47%
Weighted-average interest rate (at current discount rate)	2.55%	2.49%
For additional information regarding observable market information and the techniques used to determine the interest rate assumptions seen above, see Note 2.
The balances of and changes in Deferred Profit Liability as of and for the periods indicated are as follows:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Balance, beginning of period	$15,765	$9,959
Effect of actual variances from expected experience and other activity	1,250	1,247
Adjusted balance, beginning of period	17,015	11,206
Profits deferred	2,511	5,823
Interest accrual	616	529
Amortization	(1,909)	(1,793)
Other adjustments	(40)	0
Balance, end of period	18,193	15,765
Less: Reinsurance recoverable	1,684	1,726
Balance after reinsurance recoverable	$16,509	$14,039

The following table provides supplemental information related to the balances of and changes in Deferred Profit Liability, included in the disaggregated table above, on a gross (direct and assumed) basis, as of and for the period indicated:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Revenue(1)	$(2,428)	$(5,805)
Interest accrual	616	529
(1) Represents the gross premiums collected in changes in deferred profit liability.
AIR represents the additional liability for annuitization, death, or other insurance benefits, including GMDB and GMIB contract features, that are above and beyond the contractholder's account balance.

The following table shows a rollforward of AIR balances for variable and universal life products for the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Balance, including amounts in AOCI, beginning of period, post-flooring	$11,660,527	$10,878,087
Flooring impact and amounts in AOCI	(896,931)	(1,169,972)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	10,763,596	9,708,115
Effect of assumption update	2,197,592	(1,243)
Effect of actual variances from expected experience and other activity	(223,185)	53,125
Adjusted balance, beginning of period	12,738,003	9,759,997
Assessments collected(1)	961,924	848,263
Interest accrual	433,631	344,789
Benefits paid	(199,877)	(189,453)
Balance, excluding amounts in AOCI, end of period, pre-flooring	13,933,681	10,763,596
Flooring impact and amounts in AOCI	(1,269,236)	896,931
Balance, including amounts in AOCI, end of period, post-flooring	12,664,445	11,660,527
Less: Reinsurance recoverable	12,458,184	11,419,340
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$206,261	$241,187
(1) Represents the portion of gross assessments required to fund the future policy benefits.

	December 31, 2022	December 31, 2021
	($ in thousands)
Interest accrual	$433,631	$344,789
Gross assessments	$1,367,796	$1,674,305
Weighted-average duration of the liability in years (at original discount rate)	23	22
Weighted-average interest rate (at original discount rate)	3.37%	3.37%
The following table presents the reconciliation of the ending balances from the above rollforwards, Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability including other liabilities, gross of related reinsurance recoverables, to the total liability for Future Policy Benefits as reported on the Company's Consolidated Statements of Financial Position as of the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Benefit reserves, end of period, post-flooring	$7,128,184	$8,690,057
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	12,664,445	11,660,527
Deferred profit liability, end of period, post-flooring	18,193	15,765
Subtotal of amounts disclosed above	19,810,822	20,366,349
Other Future policy benefits reserves(1)	1,018,211	1,144,400
Total Future policy benefits	$20,829,033	$21,510,749
(1)Represents balances for which disaggregated rollforward disclosures are not required, including unpaid claims and claims expenses, and incurred but not reported and in course of settlement claim liabilities.
The following tables present revenue and interest expense related to Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability, as well as related revenue and interest expense not presented in the above supplemental tables in the Company's Consolidated Statement of Operations for the periods indicated:

	December 31, 2022
	Revenues(1)
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,831,360	$0	$32,105	$1,863,465
Additional insurance reserves	0	1,367,796	0	1,367,796
Deferred profit liability	0	0	(2,428)	(2,428)
Total	$1,831,360	$1,367,796	$29,677	$3,228,833

	December 31, 2021
	Revenues(1)
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$1,822,261	$0	$35,672	$1,857,933
Additional insurance reserves	0	1,674,305	0	1,674,305
Deferred profit liability	0	0	(5,805)	(5,805)
Total	$1,822,261	$1,674,305	$29,867	$3,526,433

(1)Represents "Gross premiums" for benefit reserves; "Gross assessments" for additional insurance reserves; and "Revenue" for deferred profit liability.

	December 31, 2022
	Interest Expense
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$363,375	$0	$7,836	$371,211
Additional insurance reserves	0	433,631	0	433,631
Deferred profit liability	0	0	616	616
Total	$363,375	$433,631	$8,452	$805,458

	December 31, 2021
	Interest Expense
	Term Life	Variable/ Universal Life	Fixed Annuities	Total
	(in thousands)
Benefit reserves	$343,467	$0	$7,454	$350,921
Additional insurance reserves	0	344,789	0	344,789
Deferred profit liability	0	0	529	529
Total	$343,467	$344,789	$7,983	$696,239

Additional Liability, Long-Duration Insurance (URR and Cost of Reinsurance)
The balances of and changes in URR as of and for the periods ended are as follows:

	December 31, 2022	December 31, 2021
	Variable Life / Universal Life
	(in thousands)
Balance, beginning of period	$2,398,788	$1,745,269
Unearned revenue	799,185	760,153
Amortization expense	(129,525)	(106,634)
Other adjustments	(1,112)	0
Balance, end of period	3,067,336	2,398,788
Less: Reinsurance recoverables	1,542,900	939,798
Unearned revenue reserve net of reinsurance recoverables	$1,524,436	$1,458,990

Market Risk Benefits
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$8,884,362	$(906,484)	$7,977,878
Effect of cumulative changes in non-performance risk	287,605	0	287,605
Balance, beginning of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Attributed fees collected	1,249,956	(147,727)	1,102,229
Claims paid	(64,406)	3,456	(60,950)
Interest accrual	143,483	(13,438)	130,045
Actual in force different from expected	105,996	(9,968)	96,028
Effect of changes in interest rates	(7,271,427)	767,394	(6,504,033)
Effect of changes in equity markets	3,103,563	(326,575)	2,776,988
Effect of assumption update	(160,597)	23,171	(137,426)
Effect of changes in current period counterparty non-performance risk	0	187,910	187,910
Balance, end of period, before effect of changes in non-performance risk	6,278,535	(422,261)	5,856,274
Effect of cumulative changes in non-performance risk	(1,727,910)	0	(1,727,910)
Balance, end of period	$4,550,625	$(422,261)	$4,128,364

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$13,577,543	$(13,589,575)	$(12,032)
Effect of cumulative changes in non-performance risk	722,837	0	722,837
Balance, beginning of period, before effect of changes in non-performance risk	14,300,380	(13,589,575)	710,805
Attributed fees collected	1,368,434	(759,997)	608,437
Claims paid	(29,401)	14,648	(14,753)
Interest accrual	24,824	(16,593)	8,231
Actual in force different from expected	(19,290)	22,687	3,397
Effect of changes in interest rates	(3,461,436)	3,240,588	(220,848)
Effect of changes in equity markets	(2,789,777)	2,070,833	(718,944)
Effect of assumption update	(221,767)	221,767	0
Other(1)	0	8,223,470	8,223,470
Effect of changes in current period counterparty non-performance risk	0	(334,312)	(334,312)
Balance, end of period, before effect of changes in non-performance risk	9,171,967	(906,484)	8,265,483
Effect of cumulative changes in non-performance risk	(287,605)	0	(287,605)
Balance, end of period	$8,884,362	$(906,484)	$7,977,878
(1)     Includes the impact of the 2021 Variable Annuities Recapture. See Note 1 for additional information.
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$12,141,947	$2,566,157
Weighted-average attained age of contractholders	68	66
(1) For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$1,393,237	$1,786,565
Market risk benefit liabilities	5,521,601	9,764,443
Net liability	$4,128,364	$7,977,878

Impacts of Recapture
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Effects of Reinsurance
Affiliated Asset Transfers

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC/ Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net	Derivative Gain/(Loss)
				(in millions)
PALAC	July 1, 2021	Purchase	Derivatives, Fixed Maturities, Equity Securities, Commercial Mortgages and JV/LP Investments	$4,908	$4,908	$0	$0	$0
Prudential Insurance	July 1, 2021	Contributed Capital	Fixed Maturities	$3,420	$3,420	$3,420	$0	$0

Transition adjustment from the adoption of ASU 2018-12
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Accounting Standards of New Guidance on Financial Statements
Consolidated Statements of Financial Position:

	December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$6,616,097	$314,328	$6,930,425
Reinsurance recoverables	34,561,825	2,534,737	37,096,562
Deferred sales inducements	275,574	105,930	381,504
Income tax assets	1,873,740	(178,989)	1,694,751
Market risk benefit assets	0	1,393,237	1,393,237
Other assets	1,327,393	4,034	1,331,427
TOTAL ASSETS	$189,299,841	$4,173,277	$193,473,118
Policyholders’ account balances	$41,748,241	$164,295	$41,912,536
Future policy benefits	23,204,533	(2,375,500)	20,829,033
Market risk benefit liabilities	0	5,521,601	5,521,601
Other liabilities	3,407,156	190,217	3,597,373
Total liabilities	184,936,310	3,500,613	188,436,923

Retained earnings / (accumulated deficit)	(95,583)	(898,571)	(994,154)
Accumulated other comprehensive income (loss)	(1,581,300)	1,571,235	(10,065)
Total equity	4,363,531	672,664	5,036,195
TOTAL LIABILITIES AND EQUITY	$189,299,841	$4,173,277	$193,473,118

	December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$6,830,972	$198,336	$7,029,308
Reinsurance recoverables	38,598,767	1,845,429	40,444,196
Deferred sales inducements	374,649	39,970	414,619
Income tax assets	1,316,879	(69,019)	1,247,860
Market risk benefit assets	0	1,786,565	1,786,565
Other assets	1,140,948	240,881	1,381,829
TOTAL ASSETS	$221,661,364	$4,042,162	$225,703,526
Policyholders’ account balances	$35,361,795	$368,885	$35,730,680
Future policy benefits	27,927,029	(6,416,280)	21,510,749
Market risk benefit liabilities	0	9,764,443	9,764,443
Other liabilities	2,264,477	66,212	2,330,689
Total liabilities	215,706,270	3,783,260	219,489,530

Retained earnings / (accumulated deficit)	(437,332)	209,883	(227,449)
Accumulated other comprehensive income (loss)	347,435	49,019	396,454
Total equity	5,955,094	258,902	6,213,996
TOTAL LIABILITIES AND EQUITY	$221,661,364	$4,042,162	$225,703,526
Consolidated Statements of Operations and Comprehensive Income (Loss):

	Year Ended, December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$274,783	$(9,575)	$265,208
Policy charges and fee income	1,731,957	(501,356)	1,230,601
Other income (loss)	(661,860)	10,391	(651,469)
Realized investment gains (losses), net	1,041,435	(705,053)	336,382
Change in value of market risk benefits, net of related hedging gain (loss)	0	(700,581)	(700,581)
TOTAL REVENUES	3,554,498	(1,906,174)	1,648,324
BENEFITS AND EXPENSES
Policyholders’ benefits	609,392	(151,019)	458,373
Change in estimates of liability for future policy benefits	0	55,099	55,099
Interest credited to policyholders’ account balances	517,488	(72,273)	445,215
Amortization of deferred policy acquisition costs	857,385	(337,109)	520,276
General, administrative and other expenses	1,154,229	2,235	1,156,464
TOTAL BENEFITS AND EXPENSES	3,138,494	(503,067)	2,635,427
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,004	(1,403,107)	(987,103)
Income tax expense (benefit)	(882)	(294,653)	(295,535)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,886	(1,108,454)	(691,568)
NET INCOME (LOSS)	$341,749	$(1,108,454)	$(766,705)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(2,430,238)	176,201	(2,254,037)
Interest rate remeasurement of future policy benefits	0	310,353	310,353
Gain (loss) from changes in non-performance risk on market risk benefits	0	1,440,305	1,440,305
Total	(2,439,575)	1,926,859	(512,716)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(510,840)	404,643	(106,197)
Other comprehensive income (loss), net of taxes	(1,928,735)	1,522,216	(406,519)
Comprehensive income (loss)	$(1,586,986)	$413,762	$(1,173,224)

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$203,676	$(19,218)	$184,458
Policy charges and fee income	1,529,757	(229,662)	1,300,095
Other income (loss)	267,208	(4,788)	262,420
Realized investment gains (losses), net	(5,295,406)	4,908,512	(386,894)
Change in value of market risk benefits, net of related hedging gain (loss)	0	(4,222,530)	(4,222,530)
TOTAL REVENUES	(2,542,353)	432,314	(2,110,039)
BENEFITS AND EXPENSES
Policyholders’ benefits	655,910	(573,200)	82,710
Change in estimates of liability for future policy benefits	0	27,008	27,008
Interest credited to policyholders’ account balances	(114,585)	(36,804)	(151,389)
Amortization of deferred policy acquisition costs	342,118	(16,523)	325,595
General, administrative and other expenses	(523,925)	151	(523,774)
TOTAL BENEFITS AND EXPENSES	359,518	(599,368)	(239,850)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(2,901,871)	1,031,682	(1,870,189)
Income tax expense (benefit)	(691,439)	216,653	(474,786)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(2,210,432)	815,029	(1,395,403)
NET INCOME (LOSS)	$(2,209,730)	$815,029	$(1,394,701)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(247,176)	36,690	(210,486)
Interest rate remeasurement of future policy benefits	0	37,274	37,274
Gain (loss) from changes in non-performance risk on market risk benefits	0	(435,232)	(435,232)
Total	(251,067)	(361,268)	(612,335)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(52,374)	(75,867)	(128,241)
Other comprehensive income (loss), net of taxes	(198,693)	(285,401)	(484,094)
Comprehensive income (loss)	$(2,408,423)	$529,628	$(1,878,795)
Consolidated Statements of Cash Flows:

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$341,749	$(1,108,454)	$(766,705)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(78,754)	210,690	131,936
Interest credited to policyholders’ account balances	517,488	(72,273)	445,215
Realized investment (gains) losses, net	(1,041,435)	705,053	(336,382)
Change in value of market risk benefits, net of related hedging (gains) losses	0	700,581	700,581
Change in:
Future policy benefits and other insurance liabilities	2,407,887	1,335,893	3,743,780
Reinsurance recoverables	(1,181,692)	(1,072,598)	(2,254,290)
Deferred policy acquisition costs	(105,194)	(337,109)	(442,303)
Income taxes	(40,095)	(294,674)	(334,769)
Other, net(1)	1,635,056	(67,109)	1,567,947
Cash flows from (used in) operating activities	$1,824,964	$0	$1,824,964
(1)    Prior period has been reclassified to conform to the current period presentation.

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(2,209,730)	$815,029	$(1,394,701)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(21,763)	187,438	165,675
Interest credited to policyholders’ account balances	(114,585)	(36,804)	(151,389)
Realized investment (gains) losses, net	5,295,406	(4,908,512)	386,894
Change in value of market risk benefits, net of related hedging (gains) losses	0	4,222,530	4,222,530
Change in:
Future policy benefits and other insurance liabilities	2,080,967	(249,447)	1,831,520
Reinsurance recoverables	(1,304,306)	169,623	(1,134,683)
Deferred policy acquisition costs	(3,926,121)	(141,825)	(4,067,946)
Income taxes	(1,082,459)	240,352	(842,107)
Other, net(1)	1,674,972	(298,384)	1,376,588
Cash flows from (used in) operating activities	$(883,941)	$0	$(883,941)
(1)    Prior period has been reclassified to conform to the current period presentation.

The following tables detail the January 1, 2021 transition adjustments by providing a rollforward of the ending reported balances as of December 31, 2020 to the opening balances as of January 1, 2021 for retained earnings, accumulated other comprehensive income (“AOCI”) and the impacted insurance-related balances.

January 1, 2021
Retained Earnings
(in thousands)
Balance after-tax, prior to transition	$1,772,398
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	(722,837)
Updates to certain universal life contract liabilities(2)	(116,120)
Other(3)	72,950
Total pre-tax adjustments	(766,007)
Tax impacts	160,861
Balance after-tax, after transition	$1,167,252
(1)    Reflects the cumulative impact of changes in the fair value of market risk benefits (“MRB”) non-performance risk (“NPR”) from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Reflects the impact on additional insurance reserves ("AIR") and other related balances primarily related to the no-lapse guarantee features on certain universal life contracts. For additional information, see Note 2.
(3)    Primarily reflects the reassessment of deferred reinsurance gains ("DRG") and losses ("DRL").

January 1, 2021
Accumulated Other Comprehensive Income
(in thousands)
Balance after-tax, prior to transition	$546,128
Interest rate remeasurement of future policy benefits	(196,526)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	722,837
Unwinding amounts related to unrealized investment gains and losses(2)	(102,042)
Change in operating joint ventures	(753)
Total pre-tax adjustments	423,516
Tax impacts	(89,096)
Balance after-tax, after transition	$880,548
(1)    Reflects the cumulative impact of changes in NPR on the fair value of market risk benefits from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Primarily reflects amounts related to DAC and other balances as unrealized investment gains or losses no longer impact the amortization pattern of such balances under the new guidance. Also includes the impacts from updates to reserves and other related balances for certain universal life contracts. For additional information, see Note 2.

Deferred Policy Acquisition Costs

	January 1, 2021
	Deferred Policy Acquisition Costs
	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$462,098	$1,971,838	$2,433,936
Unwinding amounts related to unrealized investment gains and losses	0	74,702	74,702
Other(1)	1	(15,557)	(15,556)
Balance after transition	$462,099	$2,030,983	$2,493,082
(1)    Represents miscellaneous model refinements.

Liability for Future Policy Benefit (DRL, DRG, Benefit Reserves, DPL, and Additional Insurance Reserves)

	January 1, 2021
	Deferred Reinsurance Losses(1)
	Variable Annuities	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$118,579	$87,932	$27,167	$233,678
Unwinding amounts related to unrealized investment gains and losses	14,804	0	0	14,804
Effect of change in reserve basis to market risk benefits	141,032	0	0	141,032
Effect of change in SOP 03-1 reserve basis	0	0	(27,167)	(27,167)
Balance after transition	$274,415	$87,932	$0	$362,347
(1)    Deferred reinsurance losses are included in “Other assets.”

January 1, 2021
Deferred Reinsurance Gains(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$134,213
Effect of change in SOP 03-1 reserve basis	40,046
Balance after transition	$174,259
(1)    Deferred reinsurance gains are included in “Other liabilities.”

	January 1, 2021
	Benefit Reserves(1)
	Term Life	Life Insurance - Taiwan	Other(2)	Total
	(in thousands)
Balance prior to transition	$6,674,490	$1,592,329	$219,744	$8,486,563
Changes in cash flow assumptions and other activity	(259)	43,233	(7,283)	35,691
Balance after transition, at original discount rate	6,674,231	1,635,562	212,461	8,522,254
Cumulative changes in discount rate assumptions	2,432,010	3,316,991	27,818	5,776,819
Balance after transition, at current discount rate	9,106,241	4,952,553	240,279	14,299,073
Less: Reinsurance recoverable	8,536,200	4,952,553	239,874	13,728,627
Balance after transition, net of reinsurance recoverable	$570,041	$0	$405	$570,446
(1)    Benefit reserves, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information on the liability for future policy benefits, see Note 8.
(2)    Other includes fixed annuities and retirement products.

	January 1, 2021
	Deferred Profit Liability(1)
	Life Insurance - Taiwan	Other(2)	Total
	(in thousands)
Balance prior to transition	$49,127	$1,689	$50,816
Changes in benefit reserves	(6,671)	8,521	1,850
Balance after transition	42,456	10,210	52,666
Less: Reinsurance recoverable	42,456	10,210	52,666
Balance after transition, net of reinsurance recoverable	$0	$0	$0
(1)    Deferred profit liability ("DPL"), excluding amounts for reinsurance recoverable, is included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    Other includes fixed annuities and retirement products.

	January 1, 2021
	Additional Insurance Reserves(1)
	Variable/Universal Life	Variable Annuities	Total
	(in thousands)
Balance prior to transition	$9,363,585	$588,311	$9,951,896
Unwinding amounts related to unrealized investment gains and losses	(1,426,811)	(53,889)	(1,480,700)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	7,936,774	534,422	8,471,196
Reclassification of future policy benefits additional insurance reserves to market risk benefits	0	(534,422)	(534,422)
Updates to certain universal life contract liabilities(2)	1,771,341	0	1,771,341
Balance after transition, excluding amounts related to unrealized investment gains and losses	9,708,115	0	9,708,115
Amounts related to unrealized investment gains and losses after transition	1,169,972	0	1,169,972
Balance after transition	10,878,087	0	10,878,087
Less: Reinsurance recoverable	10,685,150	0	10,685,150
Balance after transition, net of reinsurance recoverable	$192,937	$0	$192,937
(1)    AIR, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

Additional Liability, Long-Duration Insurance (URR and Cost of Reinsurance)

January 1, 2021
Unearned Revenue Reserves(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$1,377,669
Unwinding amounts related to unrealized investment gains and losses and other activity	367,599
Balance after transition	1,745,268
Less: Reinsurance recoverable	751,517
Balance after transition, net of reinsurance recoverable	$993,751
(1)    Unearned revenue reserves ("URR") are included in "Policyholders' account balances". For additional information regarding the liability for policyholders' account balances, see Note 9.

January 1, 2021
Cost of Reinsurance(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$602,294
Unwinding amounts related to unrealized investment gains and losses	(246,899)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	355,395
Impact from updates to certain universal life contract liabilities(2)	81,920
Balance after transition, excluding amounts related to unrealized investment gains and losses	437,315
Amounts related to unrealized investment gains and losses after transition	191,098
Balance after transition	$628,413
(1)    Cost of reinsurance is included in "Other liabilities".
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

Market Risk Benefits

January 1, 2021
Market Risk Benefits(1)
Variable Annuities
(in thousands)
Liability for guaranteed benefits recorded at fair value, prior to transition	$13,227,814
Additional insurance reserves to be reclassed to market risk benefits, prior to transition, excluding amounts related to unrealized investment gains and losses	534,422
Total liability prior to transition	13,762,236
Change in reserve basis to market risk benefits framework	(184,693)
Market risk benefits after transition, at current non-performance risk value	13,577,543
Less: Reinsured market risk benefits	13,589,575
Market risk benefits after transition, net of reinsurance	(12,032)

Market risk benefits after transition, at contract inception non-performance risk value	14,300,380
Cumulative change in non-performance risk	722,837
Market risk benefits after transition, at current non-performance risk value	$13,577,543
(1)    For additional information regarding market risk benefits, see Note 10.